united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive Suite 4540 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Investor Class Shares: HCMKX

Annual Report
June 30, 2019

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds website www.howardcmfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

We are pleased to present you with the HCM Tactical Growth Fund Annual Report for year ending June 30, 2019.

The fiscal year featured a robust United States economy. The American consumer remained upbeat given healthy gains in employment, real disposable personal income, and household net worth. Consumer confidence measures, in turn, climbed to historically elevated levels. On the corporate side, tax reform in late 2017 catalyzed the highest earnings growth since the immediate aftermath of the global financial crisis, and a broad deregulatory agenda helped usher businesses time to decade-high levels. Various gauges of business activity registered consistent expansion throughout the year, and forward-looking economic indicators remained encouraging.

However, the growth momentum visible in the U.S. economy translated only partially, and haltingly, into equity strength, as intra-year whipsaws in market sentiment. The S&P 500 Index ascended rapidly through late January on tax reform enthusiasm and consequent upgrades to forward earnings. Market volatility then resurfaced in early 2018, hastening a 10% market decline, as combative trade rhetoric and the regulatory scrutiny of key technology companies escalated. During the summer months, the market again scaled to record highs, bolstered by potential trade resolutions and the undeniable fitness of the underlying economy. But the year ended with October’s precipitous 7% market descent, as rising interest rates and deteriorating U.S.-China relations elicited fears of an impending downturn.

The last quarter of 2018 was an especially weak month for the funds. As mentioned, the market swoon itself was dramatic and represented the S&P 500 Index’s worst monthly performance in more than seven years. This perfect storm of coincident absolute and relative weakness was clearly a substantial disappointment as all three funds pulled back from all times high with a waterfall sale off in the last quarter of 2018.

As we look beyond the reporting period, we remain cautiously optimistic. This calendar year’s above-trend GDP growth and exceptional corporate earnings growth will likely slow next year, but solid growth on both fronts should endure. Following the October sell-off, the S&P 500’s forward P/E valuation (15.5x) dropped below its 25-year historical average (16.1x), while financial conditions remain fairly accommodative despite rising Treasury yields and a strengthening Dollar. The market’s valuation is thus overall reasonable in our view.

Thank you for being a shareholder of the HCM Tactical Growth Fund.

Sincerely,

The HCM Tactical Growth Fund

6799-NLD-08/28/2019

We are pleased to present you with the HCM Dividend Sector Plus Fund Annual Report for year ending June 30, 2019.

The fiscal year featured a robust United States economy. The American consumer remained upbeat given healthy gains in employment, real disposable personal income, and household net worth. Consumer confidence measures, in turn, climbed to historically elevated levels. On the corporate side, tax reform in late 2017 catalyzed the highest earnings growth since the immediate aftermath of the global financial crisis, and a broad deregulatory agenda helped usher businesses time to decade-high levels. Various gauges of business activity registered consistent expansion throughout the year, and forward-looking economic indicators remained encouraging.

However, the growth momentum visible in the U.S. economy translated only partially, and haltingly, into equity strength, as intra-year whipsaws in market sentiment. The S&P 500 Index ascended rapidly through late January on tax reform enthusiasm and consequent upgrades to forward earnings. Market volatility then resurfaced in early 2018, hastening a 10% market decline, as combative trade rhetoric and the regulatory scrutiny of key technology companies escalated. During the summer months, the market again scaled to record highs, bolstered by potential trade resolutions and the undeniable fitness of the underlying economy. But the year ended with October’s precipitous 7% market descent, as rising interest rates and deteriorating U.S.-China relations elicited fears of an impending downturn.

The last quarter of 2018 was an especially weak month for the funds. As mentioned, the market swoon itself was dramatic and represented the S&P 500 Index’s worst monthly performance in more than seven years. This perfect storm of coincident absolute and relative weakness was clearly a substantial disappointment as all three funds pulled back from all times high with a waterfall sale off in the last quarter of 2018.

As we look beyond the reporting period, we remain cautiously optimistic. This calendar year’s above-trend GDP growth and exceptional corporate earnings growth will likely slow next year, but solid growth on both fronts should endure. Following the October sell-off, the S&P 500’s forward P/E valuation (15.5x) dropped below its 25-year historical average (16.1x), while financial conditions remain fairly accommodative despite rising Treasury yields and a strengthening Dollar. The market’s valuation is thus overall reasonable in our view.

Thank you for being a shareholder of the HCM Dividend Sector Plus Fund.

Sincerely,

The HCM Dividend Sector Plus Fund

6797-NLD-08/28/2019

We are pleased to present you with the HCM Income Plus Fund Annual Report for the year ending June 30, 2019.

The fiscal year featured a robust United States economy. The American consumer remained upbeat given healthy gains in employment, real disposable personal income, and household net worth. Consumer confidence measures, in turn, climbed to historically elevated levels. On the corporate side, tax reform in late 2017 catalyzed the highest earnings growth since the immediate aftermath of the global financial crisis, and a broad deregulatory agenda helped usher businesses time to decade-high levels. Various gauges of business activity registered consistent expansion throughout the year, and forward-looking economic indicators remained encouraging.

However, the growth momentum visible in the U.S. economy translated only partially, and haltingly, into equity strength, as intra-year whipsaws in market sentiment. The S&P 500 Index ascended rapidly through late January on tax reform enthusiasm and consequent upgrades to forward earnings. Market volatility then resurfaced in early 2018, hastening a 10% market decline, as combative trade rhetoric and the regulatory scrutiny of key technology companies escalated. During the summer months, the market again scaled to record highs, bolstered by potential trade resolutions and the undeniable fitness of the underlying economy. But the year ended with October’s precipitous 7% market descent, as rising interest rates and deteriorating U.S.-China relations elicited fears of an impending downturn.

The last quarter of 2018 was an especially weak month for the funds. As mentioned, the market swoon itself was dramatic and represented the S&P 500 Index’s worst monthly performance in more than seven years. This perfect storm of coincident absolute and relative weakness was clearly a substantial disappointment as all three funds pulled back from all times high with a waterfall sale off in the last quarter of 2018.

As we look beyond the reporting period, we remain cautiously optimistic. This calendar year’s above-trend GDP growth and exceptional corporate earnings growth will likely slow next year, but solid growth on both fronts should endure. Following the October sell-off, the S&P 500’s forward P/E valuation (15.5x) dropped below its 25-year historical average (16.1x), while financial conditions remain fairly accommodative despite rising Treasury yields and a strengthening Dollar. The market’s valuation is thus overall reasonable in our view.

Thank you for being a shareholder of the HCM Income Plus Fund.

Sincerely,

The HCM Income Plus Fund

6798-NLD-08/28/2019

HCM Tactical Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for the year ended June 30, 2019, compared to its benchmarks:

			Annualized
		Annualized	Inception** -
	One Year	Three Year	June 30, 2019
HCM Tactical Growth Fund – Class A	(8.36)%	15.42%	6.56%
HCM Tactical Growth Fund – Class A with load	(13.65)%	13.18%	5.29%
HCM Tactical Growth Fund – Class I	(8.35)%	15.40%	6.55%
HCM Tactical Growth Fund – Class R	(8.35)%	15.40%	6.55%
HCM Tactical Growth Fund – Investor Class	(9.04)%	14.58%	5.91%
S&P 500 TR Index***	10.42%	14.19%	10.76%
HFRX Equity Hedge Index****	(4.51)%	4.67%	0.82%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses is 2.55% for Class A shares and 3.30% for Investor Class shares as per the November 1, 2018 prospectus, and 2.30% for Class I shares as per the April 25, 2019 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, is 2.76% for Class R shares per the July 8, 2014 prospectus. Redemptions made in less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

HCM Tactical Growth Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2019

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by industry sector and investment type as of June 30, 2019 are as follows:

Industry Sector/Investment	% of Net
Type	Assets
Exchange Traded Funds
Large-Cap	33.2%
Technology	23.2%
Small-Cap	19.1%
Mid-Cap	17.0%
Short - Term Investment	7.6%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for the year ended June 30, 2019, compared to its benchmark:

			Annualized
		Annualized	Inception** -
	One Year	Three Year	June 30, 2019
HCM Dividend Sector Plus Fund – Class A	(4.80)%	10.24%	9.84%
HCM Dividend Sector Plus Fund – Class A with load	(10.30)%	8.09%	8.34%
HCM Dividend Sector Plus Fund – Class I	(4.80)%	10.24%	9.84%
HCM Dividend Sector Plus Fund – Class R	(4.80)%	10.24%	9.84%
HCM Dividend Sector Plus Fund – Class A1	(4.94)%	10.11%	9.75%
HCM Dividend Sector Plus Fund – Class A1 with load	(10.44)%	7.96%	8.25%
HCM Dividend Sector Plus Fund – Investor Class	(5.48)%	9.45%	9.09%
S&P 500 TR Index***	10.42%	14.19%	11.13%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses is 2.55% for Class A shares, 2.70% for Class A1 shares, and 3.30% for Investor Class shares per the February 8, 2019 prospectus and 2.30% for Class I shares per the April 25, 2019 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.36% for Class R shares per the March 3, 2015 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

HCM Dividend Sector Plus Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2019

The Fund’s industry sector and investment type as of June 30, 2019 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Large Cap	60.2%
Technology	15.4%
Common Stocks
Oil, Gas & Coal	2.6%
BioTechnology & Pharmaceutical	2.5%
Utilities	2.5%
Hardware	2.1%
Telecommunications	1.9%
Insurance	1.9%
Specialty Finance	1.8%
Passenger Transportation	1.3%
Consumer Products	1.2%
Engineering & Construction Services	0.7%
Health Care Facilities & Services	0.7%
Iron & Steel	0.7%
Metals & Mining	0.7%
Banking	0.6%
Chemicals	0.6%
Containers & Packaging	0.6%
Software	0.6%
Transportation Equipment	0.6%
Short - Term Investment	1.0%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for the year ended June 30, 2019, compared to its benchmark:

		Annualized
		Inception** -
	One Year	June 30, 2019
HCM Income Plus Fund – Class A	(0.25)%	4.45%
HCM Income Plus Fund – Class A with load	(6.00)%	2.14%
HCM Income Plus Fund – Investor Class	(0.96)%	3.71%
Bloomberg Barclays US Aggregate Bond Index***	7.87%	3.19%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns as indicated above are calculated using the traded net asset value on June 30, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.84% for Class A shares and 2.59% for Investor Class shares, per the November 1, 2018 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is November 9, 2016.

***	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

HCM Income Plus Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2019

Comparison of the Change in Value of a $10,000 Investment

The Fund’s industry sector and investment type as of June 30, 2019 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Government	23.0%
Corporate	15.2%
Technology	14.2%
Small-Cap	12.2%
Large-Cap	12.1%
Mid-Cap	12.1%
Index Related	10.1%
Short Term Investment	1.4%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Tactical Growth Fund

PORTFOLIO OF INVESTMENTS

June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.5%
	LARGE-CAP - 33.2%
437,655	ProShares Ultra S&P500	$55,148,907
183,511	Vanguard Mega Cap Growth ETF	23,761,004
		78,909,911
	MID-CAP - 17.0%
271,154	Vanguard Mid-Cap Growth ETF	40,486,004

	SMALL-CAP - 19.1%
243,876	Vanguard Small-Cap Growth ETF	45,412,150

	TECHNOLOGY - 23.2%
101,884	Invesco QQQ Trust Series 1	19,025,818
375,977	ProShares Ultra QQQ	36,097,552
		55,123,370

	TOTAL EXCHANGE TRADED FUNDS (Cost $203,757,129)	219,931,435

	SHORT TERM INVESTMENT - 7.6%
	MONEY MARKET FUND - 7.6%
18,096,279	BlackRock Liquidity Funds FedFund Portfolio, 2.04% + (Cost $18,096,279)	18,096,279

	TOTAL INVESTMENTS - 100.1% (Cost $221,853,408)	$238,027,714
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(130,943)
	NET ASSETS - 100.0%	$237,896,771

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements

HCM Dividend Sector Plus Fund

PORTFOLIO OF INVESTMENTS

June 30, 2019

Shares		Fair Value
	COMMON STOCKS - 23.6%
	BANKING - 0.6%
23,917	JPMorgan Chase & Co.	$2,673,921

	BIOTECHNOLOGY & PHARMACEUTICAL - 2.5%
34,272	AbbVie, Inc.	2,492,260
15,111	Amgen, Inc.	2,784,655
40,414	Gilead Sciences, Inc.	2,730,370
61,535	Pfizer, Inc.	2,665,696
		10,672,981
	CHEMICALS - 0.6%
31,568	LyondellBasell Industries N.V.	2,718,952

	CONSUMER PRODUCTS - 1.2%
51,456	Altria Group, Inc.	2,436,442
66,028	Archer-Daniels-Midland Co.	2,693,942
		5,130,384
	CONTAINERS & PACKAGING - 0.6%
59,641	International Paper Co.	2,583,648

	ENGINEERING & CONSTRUCTION SERVICES - 0.7%
88,970	Fluor Corp.	2,997,399

	HARDWARE - 2.1%
185,099	Hewlett Packard Enterprise Co.	2,767,230
59,287	Seagate Technology PLC	2,793,603
69,252	Western Digital Corp.	3,292,933
		8,853,766
	HEALTH CARE FACILITIES & SERVICES - 0.7%
59,287	Cardinal Health, Inc.	2,792,418

	INSURANCE - 1.9%
54,425	MetLife, Inc.	2,703,290
47,642	Principal Financial Group, Inc.	2,759,425
26,388	Prudential Financial, Inc.	2,665,188
		8,127,903

See accompanying notes to financial statements

HCM Dividend Sector Plus Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019

Shares		Fair Value
	IRON & STEEL - 0.7%
51,501	Nucor Corp.	$2,837,705

	METALS & MINING - 0.7%
251,908	Freeport-McMoRan, Inc.	2,924,652

	OIL, GAS & COAL - 2.6%
91,225	Apache Corp.	2,642,788
64,798	HollyFrontier Corp.	2,998,851
55,083	Occidental Petroleum Corp.	2,769,573
34,365	Valero Energy Corp.	2,941,988
		11,353,200
	PASSENGER TRANSPORTATION - 1.3%
43,066	Alaska Air Group, Inc.	2,752,348
47,728	Delta Air Lines, Inc.	2,708,564
		5,460,912
	SOFTWARE - 0.6%
19,823	Microsoft Corp.	2,655,489

	SPECIALTY FINANCE - 1.8%
9,897	Mastercard, Inc.	2,618,054
15,482	Visa, Inc.	2,686,901
131,269	Western Union Co.	2,610,940
		7,915,895
	TELECOMMUNICATIONS - 1.9%
81,651	AT&T, Inc.	2,736,125
253,479	CenturyLink, Inc.	2,980,913
46,791	Verizon Communications, Inc.	2,673,170
		8,390,208
	TRANSPORTATION EQUIPMENT - 0.6%
37,490	PACCAR, Inc.	2,686,533

	UTILITIES - 2.5%
160,016	AES Corp.	2,681,868
91,477	CenterPoint Energy, Inc.	2,618,986
86,159	PPL Corp.	2,671,791
48,569	Southern Co.	2,684,894
		10,657,539

	TOTAL COMMON STOCKS (Cost $102,073,192)	101,433,505

See accompanying notes to financial statements

HCM Dividend Sector Plus Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 75.6%
	LARGE-CAP - 60.2%
520,955	ProShares Ultra S&P500	$65,645,540
818,558	Vanguard Dividend Appreciation ETF	94,265,139
1,128,000	Vanguard High Dividend Yield ETF	98,564,641
		258,475,320
	TECHNOLOGY - 15.4%
689,117	ProShares Ultra QQQ	66,162,123

	TOTAL EXCHANGE TRADED FUNDS (Cost $312,338,315)	324,637,443

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
4,088,822	BlackRock Liquidity Funds FedFund Portfolio, 2.04% + (Cost $4,088,822)	4,088,822

	TOTAL INVESTMENTS - 100.2% (Cost $418,500,329)	$430,159,770
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(829,203)
	NET ASSETS - 100.0%	$429,330,567

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

ETF - Exchange Traded Fund.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

See accompanying notes to financial statements

HCM Income Plus Fund

PORTFOLIO OF INVESTMENTS

June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.9%
	CORPORATE - 15.2%
977,520	VanEck Vectors Fallen Angel High Yield Bond ETF	$28,641,336

	GOVERNMENT - 23.0%
510,631	iShares 1-3 Year Treasury Bond ETF	43,291,296

	INDEX RELATED - 10.1%
319,988	iShares Convertible Bond ETF	19,048,918

	LARGE-CAP - 12.1%
176,187	Vanguard Mega Cap Growth ETF	22,812,693

	MID-CAP - 12.1%
152,140	Vanguard Mid-Cap Growth ETF	22,716,023

	SMALL-CAP - 12.2%
123,231	Vanguard Small-Cap Growth ETF	22,946,845

	TECHNOLOGY - 14.2%
143,357	Invesco QQQ Trust Series 1	26,770,486

	TOTAL EXCHANGE TRADED FUNDS (Cost $183,184,279)	186,227,597

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
2,594,195	BlackRock Liquidity Funds FedFund Portfolio, 2.04% + (Cost $2,594,195)	2,594,195

	TOTAL INVESTMENTS - 100.3% (Cost $185,778,474)	$188,821,792
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(621,091)
	NET ASSETS - 100.0%	$188,200,701

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements

The HCM Funds

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2019

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$221,853,408	$418,500,329	$185,778,474
At fair value	$238,027,714	$430,159,770	$188,821,792
Margin Deposit Held at Broker	214,918	33,018	—
Receivable for Fund shares sold	142,762	199,606	286,436
Dividends and interest receivable	432,465	572,021	211,931
Prepaid expenses	31,720	51,732	37,998
TOTAL ASSETS	238,849,579	431,016,147	189,358,157

LIABILITIES
Payable for Fund shares redeemed	581,118	1,063,548	904,024
Investment advisory fees payable	239,257	411,663	145,742
Distribution (12b-1) fees payable	71,211	119,748	46,134
Payable to related parties	23,881	42,442	21,147
Accrued expenses and other liabilities	37,341	48,179	40,409
TOTAL LIABILITIES	952,808	1,685,580	1,157,456
NET ASSETS	$237,896,771	$429,330,567	$188,200,701

Net Assets Consist Of:
Paid in capital	$237,617,814	$470,519,886	$191,094,845
Accumulated Earnings (Losses)	278,957	(41,189,319)	(2,894,144)
NET ASSETS	$237,896,771	$429,330,567	$188,200,701

See accompanying notes to financial statements

The HCM Funds

STATEMENTS OF ASSETS AND LIABILITIES(Continued)

June 30, 2019

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$198,594,908		$374,600,190		$165,376,741
Shares of beneficial interest outstanding	15,513,065		34,271,711		16,142,117
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$12.80		$10.93		$10.25
Maximum offering price per share (maximum sales charge of 5.75%)	$13.58		$11.60		$10.87

Class I Shares:
Net Assets	$14		$15
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.81	*	$10.93	*

Class R Shares:
Net Assets	$14		$15
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.81	*	$10.93	*

Class A1 Shares:
Net Assets			$70,963
Shares of beneficial interest outstanding			6,439
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$11.02
Maximum offering price per share (maximum sales charge of 5.75%)			$11.69

Investor Class Shares:
Net Assets	$39,301,835		$54,659,384		$22,823,960
Shares of beneficial interest outstanding	3,164,505		5,082,200		2,250,023
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.42		$10.76	(b)	$10.14

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

*	NAV may not recalculate due to rounding of shares.

(b)	The NAV shown above differs from the traded NAV on June 30, 2019 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements

The HCM Funds

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2019

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
INVESTMENT INCOME
Dividends	$1,464,999	$16,258,813	$4,721,241
Interest	667,376	687,864	341,871
TOTAL INVESTMENT INCOME	2,132,375	16,946,677	5,063,112

EXPENSES
Investment advisory fees	2,703,192	5,488,250	1,638,578
Interest expense on line of credit	—	2,188,272	—
Distribution (12b-1) fees:
Class A	450,064	969,436	382,908
Class A1	—	624	—
Investor Class	362,296	511,297	193,185
Administrative services fees	131,219	265,165	103,757
Transfer agent fees	116,013	172,241	125,277
Registration fees	47,497	51,008	30,589
Accounting services fees	42,943	87,014	35,317
Third Party Administrative Servicing Fees	36,349	58,224	47,300
Custodian fees	24,167	58,064	18,928
Printing and postage expenses	22,683	50,148	20,120
Audit fees	19,695	21,631	18,681
Trustees fees and expenses	15,937	15,934	15,919
Compliance officer fees	12,942	17,203	13,120
Legal fees	11,206	18,514	11,769
Insurance expense	3,787	9,981	3,292
Other expenses	14,968	26,574	10,981
TOTAL EXPENSES	4,014,958	10,009,580	2,669,721

NET EXPENSES	4,014,958	10,009,580	2,669,721
NET INVESTMENT INCOME (LOSS)	(1,882,583)	6,937,097	2,393,391

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from:
Investments	(3,461,722)	(25,125,795)	(1,317,226)
Options Written	(61,703)	(84,138)	—
	(3,523,425)	(25,209,933)	(1,317,226)
Net change in unrealized depreciation on investments	(15,903,307)	(4,705,310)	(1,535,543)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(19,426,732)	(29,915,243)	(2,852,769)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,309,315)	$(22,978,146)	$(459,378)

See accompanying notes to financial statements

HCM Tactical Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
FROM OPERATIONS
Net investment loss	$(1,882,583)	$(1,478,924)
Net realized gain (loss) from security transactions and options written	(3,523,425)	1,657,406
Net change in unrealized appreciation (depreciation) on investments	(15,903,307)	22,400,311
Net increase (decrease) in net assets resulting from operations	(21,309,315)	22,578,793
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *
Class A	(7,610,722)	—
Investor Class	(1,700,039)	—
Class R	(1)	—
Class I	(1)	—
Net decrease in net assets resulting from distributions to shareholders	(9,310,763)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	142,438,580	85,652,802
Investor Class	28,253,284	21,849,314
Net asset value of shares issued in reinvestment of distributions:
Class A	6,285,899	—
Investor Class	1,675,451	—
Redemption fee proceeds:
Class A	24,853	10,947
Investor Class	5,007	652
Payments for shares redeemed:
Class A	(63,377,400)	(19,841,114)
Investor Class	(11,420,510)	(1,800,118)
Net increase in net assets resulting from shares of beneficial interest	103,885,164	85,872,483

TOTAL INCREASE IN NET ASSETS	73,265,086	108,451,276

NET ASSETS
Beginning of Year	164,631,685	56,180,409
End of Year **	$237,896,771	$164,631,685

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Net Assets - End of Year includes undistributed net investment loss of $998,687 as of June 30, 2018.

See accompanying notes to financial statements

HCM Tactical Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
SHARE ACTIVITY
Class A:
Shares Sold	10,282,177	6,398,354
Shares Reinvested	542,824	—
Shares Redeemed	(4,699,037)	(1,471,356)
Net increase in shares of beneficial interest outstanding	6,125,964	4,926,998

Investor Class:
Shares Sold	2,033,347	1,628,749
Shares Reinvested	148,533	—
Shares Redeemed	(885,513)	(132,218)
Net increase in shares of beneficial interest outstanding	1,296,367	1,496,531

See accompanying notes to financial statements

The HCM Dividend Sector Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
FROM OPERATIONS
Net investment income	$6,937,097	$7,085,080
Net realized gain (loss) from security transactions and options written	(25,209,933)	26,619,127
Net change in unrealized appreciation (depreciation) on investments	(4,705,310)	396,013
Net increase (decrease) in net assets resulting from operations	(22,978,146)	34,100,220

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *
Class A	(42,272,824)	—
Class I	(2)	—
Class R	(2)	—
Class A1	(14,697)	—
Investor Class	(5,313,936)	—
From net realized gains:
Class A	—	(23,652,060)
Class I	—	(1)
Class R	—	(1)
Class A1	—	(47,494)
Investor Class	—	(2,448,082)
From net investment income:
Class A	—	(4,624,256)
Class I	—	— +
Class R	—	— +
Class A1	—	(8,462)
Investor Class	—	(312,177)
Net decrease in net assets resulting from distributions to shareholders	(47,601,461)	(31,092,533)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	164,074,459	187,516,708
Class I	1	—
Class R	1	—
Class A1	25,481	122,365
Investor Class	29,587,971	25,803,732
Net asset value of shares issued in reinvestment of distributions:
Class A	33,467,821	19,210,768
Class I	1	—
Class R	1	1
Class A1	14,697	55,328
Investor Class	5,241,462	2,663,315
Redemption fee proceeds:
Class A	23,895	33,113
Investor Class	2,753	1,087
Payments for shares redeemed:
Class A	(134,960,587)	(54,776,854)
Class A1	(506,612)	(123,262)
Investor Class	(16,244,410)	(7,376,686)
Net increase in net assets resulting from shares of beneficial interest	80,726,934	173,129,615

TOTAL INCREASE IN NET ASSETS	10,147,327	176,137,302

NET ASSETS
Beginning of Year	419,183,240	243,045,938
End of Year **	$429,330,567	$419,183,240

+	Amount represents less than $0.50

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Net Assets - End of Year includes undistributed net investment income of $4,094,513 as of June 30, 2018

See accompanying notes to financial statements

The HCM Dividend Sector Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
SHARE ACTIVITY
Class A:
Shares Sold	13,804,892	14,239,267
Shares Reinvested	3,415,084	1,460,894
Shares Redeemed	(11,621,521)	(4,140,717)
Net increase in shares of beneficial interest outstanding	5,598,455	11,559,444

Class A1:
Shares Sold	2,200	9,404
Shares Reinvested	1,486	4,207
Shares Redeemed	(40,822)	(9,158)
Net increase (decrease) in shares of beneficial interest outstanding	(37,136)	4,453

Investor Class:
Shares Sold	2,490,007	1,972,592
Shares Reinvested	541,474	204,556
Shares Redeemed	(1,401,616)	(566,158)
Net increase in shares of beneficial interest outstanding	1,629,865	1,610,990

See accompanying notes to financial statements

The HCM Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
FROM OPERATIONS
Net investment income	$2,393,391	$1,199,757
Net realized gain (loss) from security transactions	(1,317,226)	3,084,471
Net change in unrealized appreciation (depreciation) on investments	(1,535,543)	3,437,285
Net increase (decrease) in net assets resulting from operations	(459,378)	7,721,513

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:*
Class A	(9,052,804)	—
Investor Class	(1,027,188)	—
From net realized gains:
Class A	—	(189,243)
Investor Class	—	(14,979)
From net investment income:	—
Class A	—	(1,631,933)
Investor Class	—	(108,815)
Net decrease in net assets resulting from distributions to shareholders	(10,079,992)	(1,944,970)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	89,952,107	69,735,032
Investor Class	14,583,434	12,058,001
Net asset value of shares issued in reinvestment of distributions:
Class A	7,509,621	1,225,801
Investor Class	1,004,362	115,344
Redemption fee proceeds:
Class A	13,764	13,245
Investor Class	1,612	238
Payments for shares redeemed:
Class A	(49,606,746)	(17,491,916)
Investor Class	(6,547,623)	(1,130,506)
Net increase in net assets resulting from shares of beneficial interest	56,910,531	64,525,239

TOTAL INCREASE IN NET ASSETS	46,371,161	70,301,782

NET ASSETS
Beginning of Year	141,829,540	71,527,758
End of Year **	$188,200,701	$141,829,540

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Net Assets - End of Year includes undistributed net investment income of $0 as of June 30, 2018

See accompanying notes to financial statements

The HCM Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
SHARE ACTIVITY
Class A:
Shares Sold	8,594,919	6,521,790
Shares Reinvested	799,747	115,421
Shares Redeemed	(4,828,325)	(1,636,992)
Net increase in shares of beneficial interest outstanding	4,566,341	5,000,219

Investor Class:
Shares Sold	1,403,445	1,132,991
Shares Reinvested	107,649	10,902
Shares Redeemed	(638,991)	(105,450)
Net increase in shares of beneficial interest outstanding	872,103	1,038,443

See accompanying notes to financial statements

The HCM Dividend Sector Plus Fund
STATEMENT OF CASH FLOWS
For the Year Ended June 30, 2019

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(22,978,146)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(1,110,137,616)
Proceeds from sales of investments	1,174,059,084
Purchases of short term investments, net	8,177,933
Purchase of written options	(227,065)
Proceeds from sales of written options	142,928
Net realized loss from investments	25,209,933
Net change in unrealized depreciation from investments	4,705,310

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividends and interest receivable	256,527
Receivable for fund shares sold	83,192
Prepaid expenses and other assets	(21,774)
Increase/(Decrease) in liabilities:
Payable to related parties	2,292
Payable for fund shares redeemed	856,266
Investment advisory fees payable	(6,061)
Distribution (12b-1) fees payable	5,942
Accrued expenses and other liabilities	(3,157)
Net cash provided by operating activities	80,125,588

Cash flows from financing activities:
Decrease in line of credit	(113,218,043)
Proceeds from shares sold	193,687,913
Payments on shares redeemed (includes $26,648 of redemption proceeds)	(151,684,961)
Cash distributions paid	(8,877,479)
Net cash provided by financing activities	(80,092,570)

Net increase in cash and margin deposit	33,018
Cash and margin deposit at beginning of year	—
Cash and margin deposit at end of year	$33,018

Supplemental disclosure of non-cash activity:
Non-cash financing activities not including herein consists of:
Reinvestment of dividends	$38,723,982

Interest Paid	$2,188,272

See accompanying notes to financial statements

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
Class A	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$14.68	$11.64		$8.75	$9.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.10)	(0.17)		(0.09)	(0.00	) (9)	0.01
Net realized and unrealized gain (loss) on investments	(1.19)	3.21		2.98	(0.83)		(0.29)
Total from investment operations	(1.29)	3.04		2.89	(0.83)		(0.28)
Less distributions from:
Net investment income	—	—		—	—		(0.01)
Net realized gains	(0.59)	—		—	(0.13)		—
Total distributions	(0.59)	—		—	(0.13)		(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00		0.00	0.00		0.00
Net asset value, end of period	$12.80	$14.68		$11.64	$8.75		$9.71
Total return (3)	(8.36)%	26.12%		33.03%	(8.55)%		(2.77)	% (8)
Net assets, at end of period (000s)	$198,595	$137,794		$51,916	$25,631		$24,318
Ratio of gross expenses to average net assets (4)(5)(6)	1.73%	1.80	% (11)	2.06%	2.26%		2.52%
Ratio of net expenses to average net assets (5)(6)	1.73%	1.97	% (10)	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.75)%	(1.26)%		(0.87)%	(0.04)%		0.15%
Portfolio Turnover Rate	532%	18%		67%	238%		247	% (8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
Class I	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$14.69	$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.08		0.02	0.07	0.00	(10)
Net realized and unrealized gain (loss) on investments	(1.37)	2.96		2.87	(0.90)	(0.28)
Total from investment operations	(1.29)	3.04		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	(0.59)	—		—	(0.13)	—
Total distributions	(0.59)	—		—	(0.13)	—
Net asset value, end of period	$12.81	$14.69		$11.65	$8.76	$9.72
Total return (3)	(8.35)%	26.09%		32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$14	$15		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)(13)	1.48%	1.55	% (12)	1.81%	2.01%	2.27%
Ratio of net expenses to average net assets (5)(6)(13)	1.48%	1.72	% (11)	1.74%	1.74%	1.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.56%	0.59%		(0.62)%	(0.29)%	(0.10)%
Portfolio Turnover Rate	532%	18%		67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(13)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
Class R	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$14.69	$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.08		0.02	0.10	0.00	(10)
Net realized and unrealized gain (loss) on investments	(1.37)	2.96		2.87	(0.93)	(0.28)
Total from investment operations	(1.29)	3.04		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	(0.59)	—		—	(0.13)	—
Total distributions	(0.59)	—		—	(0.13)	—
Net asset value, end of period	$12.81	$14.69		$11.65	$8.76	$9.72
Total return (3)	(8.35)%	26.09%		32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$14	$15		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)(13)	1.58%	1.65	% (12)	1.91%	2.11%	2.37%
Ratio of net expenses to average net assets (5)(6)(13)	1.58%	1.82	% (11)	1.84%	1.84%	1.84%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.56%	0.59%		(0.72)%	(0.19)%	0.00%
Portfolio Turnover Rate	532%	18%		67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(13)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Investor Class	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$14.37	$11.48	$8.69	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.20)	(0.27)	(0.18)	(0.09)	0.00	(10)
Net realized and unrealized gain (loss) on investments	(1.16)	3.16	2.97	(0.81)	(0.28)
Total from investment operations	(1.36)	2.89	2.79	(0.90)	(0.28)
Less distributions from:
Net realized gains	(0.59)	—	—	(0.13)	—
Total distributions	(0.59)	—	—	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)	—
Net asset value, end of period	$12.42	$14.37	$11.48	$8.69	$9.72
Total return (3)	(9.04)%	25.17%	32.11%	(9.26)%	(2.80	)% (8)
Net assets, at end of period (000s)	$39,302	$26,838	$4,265	$453	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	2.48%	2.55	% (12)	2.81%	3.01%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.48%	2.72	% (11)	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.48)%	(2.02)%	(1.62)%	(1.09)%	0.90%
Portfolio Turnover Rate	532%	18%	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Class A	June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$13.05	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.20	0.29	0.29		0.27		0.06
Net realized and unrealized gain (loss) on investments	(0.98)	1.29	2.42		0.71		0.09
Total from investment operations	(0.78)	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.24)	(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)	(1.34)	(0.70)		(0.33)		—
Paid-in-Capital From Redemption Fees	0.00 (9)	0.00 (9)	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$10.93	$13.05	$12.81		$10.80		$10.15
Total return (3)	(4.80)%	12.26%	25.37%		10.11%		1.50	% (8)(12)
Net assets, at end of period (000s)	$374,600	$374,192	$219,218		$76,321		$36,932
Ratio of gross expenses to average net assets (4)(5)(7)(13)	2.19%	2.54%	2.32	% (11)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(7)(14)	2.19%	2.54%	2.33	% (10)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)	1.67%	2.20%	2.33%		2.70%		1.76%
Portfolio Turnover Rate	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.69%	1.71%	1.75%	1.94%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.69%	1.71%	1.76%	1.99%

See accompanying notes to financial statements

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Class I	June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$13.05	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.29	0.47	0.18		0.37		0.00	(9)
Net realized and unrealized gain (loss) on investments	(1.07)	1.11	2.53		0.61		0.15
Total from investment operations	(0.78)	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.24)	(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)	(1.34)	(0.70)		(0.33)		—
Net asset value, end of period	$10.93	$13.05	$12.81		$10.80		$10.15
Total return (3)	(4.80)%	12.25%	25.37%		10.11%		1.50	% (8)(13)
Net assets, at end of period (12)	$15	$16	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(7)(14)(16)	2.19%	2.54%	2.33	% (11)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(7)(15)(16)	2.19%	2.54%	2.33	% (10)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)	2.51%	3.55%	2.33%		2.70%		1.76%
Portfolio Turnover Rate	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.69%	1.95%	1.75%	1.94%

(15)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.69%	1.95%	1.75%	1.99%

(16)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Class R	June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$13.05	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.28	0.45	0.38		0.39		0.00	(9)
Net realized and unrealized gain (loss) on investments	(1.06)	1.13	2.33		0.59		0.15
Total from investment operations	(0.78)	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.24)	(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)	(1.34)	(0.70)		(0.33)		—
Net asset value, end of period	$10.93	$13.05	$12.81		$10.80		$10.15
Total return (3)	(4.80)%	12.26%	25.37%		10.11%		1.50	% (8)(13)
Net assets, at end of period (12)	$15	$16	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(7)(14)(16)	2.04%	2.39%	2.18	% (11)	2.04	% (11)	2.23%
Ratio of net expenses to average net assets (5)(7)(15)(16)	2.04%	2.39%	2.18	% (10)	2.09	% (10)	1.84%
Ratio of net investment income to average net assets (5)(6)(15)	2.37%	3.42%	2.56%		2.55%		1.61%
Portfolio Turnover Rate	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.54%	1.80%	1.60%	1.79%

(15)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.54%	1.80%	1.60%	1.84%

(16)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Class A1	June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$13.04	$12.80	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.18	0.62	0.24		0.36		0.00	(9)
Net realized and unrealized gain (loss) on investments	(0.97)	0.94	2.46		0.62		0.15
Total from investment operations	(0.79)	1.56	2.70		0.98		0.15
Less distributions from:
Net investment income	(0.13)	(0.20)	(0.20)		(0.12)		—
Net realized gains	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.23)	(1.32)	(0.70)		(0.33)		—
Net asset value, end of period	$11.02	$13.04	$12.80		$10.80		$10.15
Total return (3)	(4.94)%	12.11%	25.27%		10.11%		1.50	% (8)(13)
Net assets, at end of period (000s)	$71	$568	$501	(12)	$11	(12)	$10	(13)
Ratio of gross expenses to average net assets (4)(5)(7)(14)(16)	2.34%	2.69%	2.48	% (11)	2.34	% (11)	2.53%
Ratio of net expenses to average net assets (5)(7)(15)(16)	2.34%	2.69%	2.48	% (10)	2.39	% (10)	2.14%
Ratio of net investment income to average net assets (5)(6)	1.50%	4.66%	1.89%		2.85%		1.91%
Portfolio Turnover Rate	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.84%	1.86%	1.90%	2.09%

(15)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.84%	1.86%	1.90%	2.14%

(16)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Investor Class	June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.87	$12.67	$10.74		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.11	0.19	0.19		0.18		0.00	(9)
Net realized and unrealized gain (loss) on investments	(0.96)	1.27	2.41		0.72		0.15
Total from investment operations	(0.85)	1.46	2.60		0.90		0.15
Less distributions from:
Net investment income	(0.16)	(0.14)	(0.17)		(0.10)		—
Net realized gains	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(1.26)	(1.26)	(0.67)		(0.31)		—
Paid-in-Capital From Redemption Fees	0.00 (9)	0.00 (9)	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$10.76	$12.87	$12.67		$10.74		$10.15
Total return (3)	(5.48)%	11.44%	24.49%		9.25%		1.50	% (8)(13)
Net assets, at end of period (000s)	$54,659	$44,423	$23,328		$3,313		$10	(12)
Ratio of gross expenses to average net assets (4)(5)(7)(14)(16)	2.94%	3.29%	3.08	% (11)	2.94	% (11)	3.13%
Ratio of net expenses to average net assets (5)(7)(15)(16)	2.94%	3.29%	3.08	% (10)	2.99	% (10)	2.74%
Ratio of net investment income to average net assets (5)(6)	0.92%	1.46%	1.56%		3.44%		2.51%
Portfolio Turnover Rate	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(14)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	2.44%	2.46%	2.14%	2.69%

(15)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	2.44%	2.46%	2.14%	2.74%

(16)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Period Ended
Class A	June 30, 2019	June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.96	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.16	0.13	0.15
Net realized and unrealized gain (loss) on investments	(0.24)	0.69	0.26
Total from investment operations	(0.08)	0.82	0.41
Less distributions from:
Net investment income	(0.14)	(0.19)	(0.06)
Net realized gains	(0.49)	(0.02)	—
Total distributions	(0.63)	(0.21)	(0.06)
Paid-in-Capital From Redemption Fees(9)	0.00	0.00	0.00
Net asset value, end of period	$10.25	$10.96	$10.35
Total return (3)	(0.25)%	8.03%	4.11	% (8)
Net assets, at end of period (000s)	$165,377	$126,850	$68,027
Ratio of gross expenses to average net assets (4)(5)(6)	1.46%	1.52%	1.66%
Ratio of net expenses to average net assets (5)(6)	1.46%	1.52%	1.66%
Ratio of net investment income to average net assets (5)(6)(7)	1.47%	1.24%	2.28%
Portfolio Turnover Rate	563%	65%	26	% (8)

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended	Period Ended
Investor Class	June 30, 2019		June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.87		$10.31	$10.00
Activity from investment operations:
Net investment income (2)	0.07		0.03	0.10
Net realized and unrealized gain (loss) on investments	(0.23)		0.71	0.27
Total from investment operations	(0.16)		0.74	0.37
Less distributions from:
Net investment income	(0.08)		(0.16)	(0.06)
Net realized gains	(0.49)		(0.02)	—
Total distributions	(0.57)		(0.18)	(0.06)
Paid-in-Capital From Redemption Fees(9)	0.00		0.00	0.00
Net asset value, end of period	$10.14		$10.87	$10.31
Total return (3)	(1.05	)% (10)	7.27%	3.72	% (8)
Net assets, at end of period (000s)	$22,824		$14,980	$3,501
Ratio of gross expenses to average net assets (4)(5)(6)	2.21%		2.27%	2.41%
Ratio of net expenses to average net assets (5)(6)	2.21%		2.27%	2.41%
Ratio of net investment income to average net assets (5)(6)(7)	0.72%		0.28%	1.58%
Portfolio Turnover Rate	563%		65%	26	% (8)

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements

The HCM Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus (“HIP”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF and HDSPF investment objective is to seek long-term capital appreciation. HIP’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIP commenced operations on November 9, 2016.

HTGF, HDSPF and HIP offer Class A and Investor Class shares. HTGF and HDSPF also offer Class I and Class R shares. HDSPF also offers Class A1 shares. Class I and Class R shares are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

independent parties, the fair value committee shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions - Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the year ended June 30, 2019, HTGF and HDSPF had realized losses of $61,703 and $84,138 respectively, from option written contracts.

The value of derivative instruments outstanding as of June 30, 2019 is disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the year as disclosed above is an indicator of the volume of derivative activity for the Funds. There were no derivative instruments held by the funds at the end of the prior or current year.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for each Fund’s assets measured at fairvalue:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$219,931,435	$—	$—	$219,931,435
Short-Term Investment	18,096,279	—	—	18,096,279
Total	$238,027,714	$—	$—	$238,027,714

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$101,433,505	$—	$—	$101,433,505
Exchange Traded Funds	324,637,443	—	—	324,637,443
Short-Term Investment	4,088,822	—	—	4,088,822
Total	$430,159,770	$—	$—	$430,159,770

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$186,227,597	$—	$—	$186,227,597
Short-Term Investment	2,594,195	—	—	2,594,195
Total	$188,821,792	$—	$—	$188,821,792

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of HDSPF’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the interest rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 140 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. Average borrowings during the periods that the line of credit was in use and the average interest rate during the year ended June 30, 2019 were $102,264,533 and 3.65%, respectively. The largest outstanding borrowing during the year ended June 30, 2019 was $115,084,744. As of June 30, 2019, HDSPF had no borrowings outstanding.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2016 – June 30, 2018, or expected to be taken in the Funds’ June 30, 2019 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2019 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$1,085,593,211	$996,370,212
HCM Dividend Sector Plus Fund	1,110,137,616	1,174,059,084
HCM Income Plus Fund	931,232,424	872,535,208

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIP. For the year ended June 30, 2019, the Adviser earned investment advisory fees of $2,703,192, $5,488,250 and $1,638,578 for HTGF, HDSPF and HIP, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2019, for HTGF, HDSPF and HIP, to waive a portion of its advisory fee and has agreed to reimburse HTGF, HDSPF and HIP for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	2.74%
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%
HIP	1.99%	N/A	N/A	N/A	2.74%

These fee waivers and reimbursements are subject to possible recoupment from each Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. HIPF has not met the expense limitation in any previous years, and therefore has no waivers eligible for future recoupment. During the year ended June 30, 2019, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HTGF, HDSPF and HIPF, respectively.

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, 0.00% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIP and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class I and Class R shares are not currently accruing fees as they are not currently available for sale. During the year ended June 30, 2019, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares are as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$450,064	$—	$362,296
HCM Dividend Sector Plus Fund	969,436	624	511,297
HCM Income Plus Fund	382,908	—	193,185

Optimized Advisors, LLC is a related party to Howard Capital Management, Inc. and provides some marketing services. For the year ending June 30, 2019, Northern Lights Distributors paid $161,149 on behalf of the Funds to Optimized Advisors, LLC.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the year ended June 30, 2019, the Distributor received $105,540 from front-end sales charge of which $15,421 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the year ended June 30, 2019, the Distributor received $65,688 from front-end sales charge of which $12,017 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIP’s Class A shares for the year ended June 30, 2019, the Distributor received $11,536 from front-end sales charge of which $2,323 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD and NLCS (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2019 and June 30, 2018 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2019	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$1,778,084	$7,071,024	$461,655	$9,310,763
HCM Dividend Sector Plus Fund	25,175,612	22,425,849	—	47,601,461
HCM Income Plus Fund	9,445,869	634,123	—	10,079,992

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	24,878,563	6,213,970	—	31,092,533
HCM Income Plus Fund	1,944,970	—	—	1,944,970

As of June 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$(11,309,536)	$—	$—	$11,588,493	$278,957
HCM Dividend Sector Plus Fund	2,242,216	84,868	(54,593,098)	—	—	11,076,695	(41,189,319)
HCM Income Plus Fund	215,103	—	(6,152,565)	—	—	3,043,318	(2,894,144)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The HCM Tactical Growth Fund incurred and elected to defer such late year losses of $ $994,024.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
HCM Tactical Growth Fund	$10,315,512
HCM Dividend Sector Plus Fund	54,593,098
HCM Income Plus Fund	6,152,565

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

At June 30, 2019, the HCM Tactical Growth Fund utilized capital loss carry forwards for federal income tax purposes of $268,640.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclass of Fund distributions, and tax adjustments for C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2019 as follows:

	Paid	Accumulated
	In	Net Realized
	Capital	Gains (Loss)
HCM Tactical Growth Fund	$(461,754)	$461,754
HCM Dividend Sector Plus Fund	—	—
HCM Income Plus Fund	—	—

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended June 30, 2019, HTGF, HDSPF, and HIP assessed $29,860, $26,648, and $15,376 respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
HCM Tactical Growth Fund	$226,439,221	$11,588,493	$—	$11,588,493
HCM Dividend Sector Plus Fund	419,083,075	17,977,195	(6,900,500)	11,076,695
HCM Income Plus Fund	185,778,474	3,043,318	—	3,043,318

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of this ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to GAAP, including: (i) an amendment to require

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been incorporated with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, and HCM Income Plus Fund and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of each of the HCM investment funds indicated in the table below (hereafter collectively referred to as the “Funds”) as of June 30, 2019, the related statements of operations and cash flows, the statements of changes in net assets as indicated in the table below, and the related notes (collectively, referred to as the “financial statements”). We have also audited the financial highlights for each of the periods indicated therein. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the funds listed above as of June 30, 2019, the results of their operations and their cash flows, the changes in their net assets and the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the HCM Investment Funds	Statement of Operations	Statement of Changes in Net Assets	Statement of Cash Flow	Financial Highlights
HCM Tactical Growth Fund	For the year ended June 30, 2019	For the years ended June 30, 2019 and 2018	Not Applicable	For the years ended June 30, 2019, 2018, 2017, 2016, and for the period July 30, 2014 (commencement of operations) to June 30, 2015
HCM Dividend Sector Plus Fund	For the year ended June 30, 2019	For the years ended June 30, 2019 and 2018	For the year ended June 30, 2019	For the years ended June 30, 2019, 2018, 2017, 2016, and for the period March 11, 2015 (commencement of operations) to June 30, 2015.
HCM Income Plus Fund	For the year ended June 30, 2019	For the years ended June 30, 2019 and 2018	Not Applicable	For the years ended June 30, 2019, 2018, and for the period November 9, 2016 (commencement of operations) to June 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of June 30, 2019, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more HCM investment companies since 2015.

Denver, CO

August 29, 2019

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	1/1/2019	6/30/2019	1/1/2019 - 6/30/2019	1/1/2019 - 6/30/2019
HCM Tactical Growth Fund - Class A	$1,000.00	$1,064.90	$10.14	1.98%
HCM Tactical Growth Fund - Class I	1,000.00	1,064.80	8.86	1.73%
HCM Tactical Growth Fund - Class R	1,000.00	1,064.80	9.37	1.83%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,061.50	13.95	2.73%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,098.50	9.11	1.75%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,097.60	9.88	1.90%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,098.50	9.11	1.75%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,098.50	8.33	1.60%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,095.70	8.31	2.50%

HCM Income Plus - Class A	1,000.00	1,074.40	8.44	1.64%
HCM Income Plus - Investor Class	1,000.00	1,069.60	12.26	2.39%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2019

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	1/1/2019	6/30/2019	1/1/2019 - 6/30/2019	1/1/2019 - 6/30/2019
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,014.98	$9.89	1.98%
HCM Tactical Growth Fund - Class I	1,000.00	1,016.22	8.65	1.73%
HCM Tactical Growth Fund - Class R	1,000.00	1,015.72	9.15	1.83%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,011.26	13.61	2.73%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,016.12	8.75	1.75%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,015.37	9.49	1.90%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,016.12	8.75	1.75%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,016.86	8.00	1.60%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,012.40	7.98	2.50%

HCM Income Plus - Class A	1,000.00	1,016.66	8.20	1.64%
HCM Income Plus - Investor Class	1,000.00	1,012.94	11.93	2.39%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized

Renewal of Advisory Agreement — HCM Dividend Sector Plus Fund, HCM Tactical Growth Fund and HCM Income Plus Fund*

In connection with a meeting held on February 20-21, 2019, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to the HCM Dividend Sector Plus Fund (“HCM DSP”), HCM Tactical Growth Fund (“HCM TG”) and HCM Income Plus Fund (“HCM IP” and collectively, the “HCM Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the HCM Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board noted the broad investment experience and academic credentials of the Adviser’s investment personnel. The Board discussed how the Adviser utilized a proprietary quantitative model to determine when and in which market sectors HCM Funds should be invested, and utilized trend analysis to identify broad trends in the market and manage risk exposure. The Board reviewed the Adviser’s risk management plan that employed stop losses for sector concentration, closely monitored the market during times of market growth, and used mathematical market ratios in an effort to avoid major market downturns. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each HCM Fund’s investment limitations, and that trades were verified weekly by the Adviser’s chief compliance officer and third-party compliance consultant. The Board observed that the Adviser selected broker/dealers on the basis of best execution. The Board noted the amount of the Adviser’s efforts to execute its investment process and its focus on active risk management to minimize drawdowns. The Board appreciated that the Adviser was progressive in its use of technology to manage risk and compliance, and acknowledged its strong risk management and compliance cultures. The Board concluded that the Adviser is expected to continue to provide high quality service to HCM Funds and their respective shareholders.

Performance.

HCM DSP — The Board acknowledged that HCM DSP was a five-star Morningstar rated fund and had outperformed its peer group and Morningstar category across all periods, and outperformed its benchmark across the 3-year and since inception periods. The Board noted that the rising interest rates in 2018 put a strain on dividend paying stocks like those in which HCM DSP invested. The Board remarked that HCM DSP had high standard deviation, but observed that it was in the top quartile for net returns for the 3-year and since inception periods. Although past performance is not predictive of future results, the Board concluded the Adviser was expected to provide reasonable returns to HCM DSP and its shareholders.

HCM IP — The Board observed that HCM IP outperformed its peer group, Morningstar category and benchmark over the 1-year period and outperformed the peer group and Morningstar category since inception. The Board noted that HCM IP had high standard deviation, but was in the top quartile relative to its peer group on a Sharpe ratio basis for the 1-year period, indicating that HCM IP’s risk exposure resulted in greater returns. The Board remarked that the rising interest rates in 2018 put a strain on interest rate sensitive instruments like those in which HCM IP invested. The Board concluded that HCM IP was achieving its investment objective. Although past performance is not predictive of future results, the Board concluded the Adviser was expected to provide reasonable returns to HCM IP and its shareholders.

HCM TG — The Board noted that HCM TG was a five-star Morningstar rated fund and had outperformed its peer group across all periods, outperformed its Morningstar category over the 1-year and 3-year periods, and outperformed its benchmark over the 3-year period. The Board discussed HCM TG’s high standard deviation, but noted that it was in the top quartile relative to its peer group on a Sharpe ratio basis for the 1-year period, indicating that HCM TG’s risk exposure resulted in greater returns. The Board concluded that the Adviser had met HCM TG’s strategy objective over the long term. Although past performance is not predictive of future results, the Board concluded the Adviser was expected to provide reasonable returns to HCM TG and its shareholders.

Fees and Expenses.

HCM DSP — The Board observed that the HCM DSP peer group selected by Broadridge consisted of 14 funds with an average size of $209.6 million, and that its 1.25% advisory fee was higher than the high of its peer group and the highest of its Morningstar category. The Board noted that HCM DSP’s net expense ratio was higher than the peer group’s high, but lower than the Morningstar category high of 2.02%. The Board discussed the Adviser’s rationale that its proprietary model commanded a premium, and that as a concentrated fund, HCM DSP required the Adviser to expend additional time, research and analysis to manage it effectively. Given these considerations, the Board concluded that the advisory fee for HCM DSP was not unreasonable.

HCM IP — The Board noted that the HCM IP peer group selected by Broadridge consisted of 11 funds with an average size of $69.2 million. The Board discussed that the 0.95% advisory fee for HCM IP was the high of its peer group and Morningstar category. The Board reviewed the Adviser’s explanation that its proprietary model commanded a premium, and that additional work and resources in stock selection was necessary because part of HCM IP’s portfolio was allocated to equities, rather than the strictly fixed income allocation of many income funds. The Board further considered the Adviser’s position that additional research and management were needed to execute a successful trading plan because other parts of the HCM IP portfolio were sector specific. Given these considerations, the Board concluded that the advisory fee for HCM IP was not unreasonable.

HCM TG — The Board commented that the HCM TG peer group selected by Broadridge consisted of 10 funds with an average size of $169.4 million, and noted that its 1.25% advisory fee was higher than the peer group average and median. The Board discussed that the advisory fee for HCM TG was lower than the peer group high of 2.50%. The Board noted that HCM TG’s 1.80% net expense ratio was in line with the peer group median, lower than the peer group average, and higher than the Morningstar category average and median. The Board observed that HCM TG’s net expense ratio was well-below the Morningstar category high of 4.02%. The Board discussed the Adviser’s explanation that the net expense ratio was high because of the advisory fee and the effect of acquired fund fees and expenses on the Fund’s expense ratio. Given these considerations, the Board concluded that the advisory fee for HCM TG was not unreasonable.

Economies of Scale. The Board discussed the profit analysis provided by the Adviser, which described the costs incurred by the Adviser for providing investment advisory services pursuant to the advisory agreement, and the result profit margins, as well as the size of each HCM Fund and its prospects for growth, and concluded that the Adviser did not appear to have achieved meaningful economies with respect to any HCM Fund that would necessitate the establishment of breakpoints at this time. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of each HCM Fund grew and the Adviser achieved material economies of scale related to its operations. The Board agreed to monitor and revisit this issue at the appropriate time, which may not align with the Adviser’s expectations.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each HCM Fund, and noted that the Adviser had earned a modest profit. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee for each HCM Fund was not unreasonable and that renewal of each Advisory Agreement was in the best interests of each HCM Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	3	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	3	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011).	3	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15).	3	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014).	3	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of June 30, 2019, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/19-NLFT III-v1

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2019

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC.
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/19-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended December 31 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 – $44,550

2018 – $44,550

(b)	Audit-Related Fees

2019 – None

2018 – None

(c)	Tax Fees

2019 – $9,900

2018 – $9,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2019 2018

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $0,000

2018 - $0,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/9/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/9/19